Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Instrument [Line Items]
Schedule of convertible debentures
The following table provides a summary of the changes in the balance and the estimated fair value of the Convertible Debentures (in thousands):

December 31, 2023
Beginning Balance as of January 1, 2023	$—
Issuance of Convertible Debentures	24,000
Repayment of Convertible Debentures	(15,625)
Change in fair value of Convertible Debentures	3,700
Conversion of Convertible Debentures into Common Stock	(7,735)

Ending Balance as of December 31, 2023	$4,340

Oramed Note
Debt Instrument [Line Items]
Schedule of convertible debentures
The following table provides a summary of the changes in the balance and the estimated fair value of the Oramed Note (in thousands):

December 31, 2023
Beginning Balance as of January 1, 2023	$—
Issuance of Oramed Note	106,252
Change in fair value of Oramed Note	2,837
Repayment of Oramed Note	(5,000)

Ending Balance as of December 31, 2023	$104,089